Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Minimum lease payments under capital and operating leases with non-cancelable terms in excess of one year

Minimum lease payments under capital and operating leases with non-cancelable terms in excess of one year as of December 31, 2016, were as follows:

		Operating
(Millions)	Capital Leases	Leases
2017	$9	$210
2018	7	161
2019	5	119
2020	4	89
2021	4	58
After 2021	30	188
Total	$59	$825
Less: Amounts representing interest	5
Present value of future minimum lease payments	54
Less: Current obligations under capital leases	9
Long-term obligations under capital leases	$45